Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2014